Investments in Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 33,141	$ 54,347	$ 89,111
Gross Unrealized Gains	25	33	196
Gross Unrealized Losses	(2)	(7)	(15)
Fair Value	33,164	54,373	89,292
Marketable Securities - Short term | US Treasury and Government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,423	22,677	16,352
Gross Unrealized Gains	6	9	39
Gross Unrealized Losses		(1)
Fair Value	14,429	22,685	16,391
Marketable Securities - Short term | Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,704	27,240	14,307
Gross Unrealized Gains	16	19	35
Gross Unrealized Losses	(1)	(4)
Fair Value	16,719	27,255	14,342
Marketable Securities - Short term | Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	350	780	1,910
Gross Unrealized Gains		1	3
Fair Value	350	781	1,913
Marketable Securities - Short term | Accrued Interest
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	148	234	198
Fair Value	148	234	198
Marketable Securities - Short term | Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			5,000
Fair Value			5,000
Marketable Securities - Long term | US Treasury and Government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,213	3,114	20,628
Gross Unrealized Gains	3	4	14
Gross Unrealized Losses		(1)	(4)
Fair Value	1,216	3,117	20,638
Marketable Securities - Long term | Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			28,909
Gross Unrealized Gains			101
Gross Unrealized Losses			(5)
Fair Value			29,005
Marketable Securities - Long term | Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	295	295	1,598
Gross Unrealized Gains			4
Gross Unrealized Losses	(1)	(1)	(6)
Fair Value	294	294	1,596
Marketable Securities - Long term | Accrued Interest
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8	7	209
Fair Value	$ 8	$ 7	$ 209